Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000006689
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with Load
Accumulated Value	$ 9,449	$ 9,487	$ 9,302	$ 9,449	$ 9,544	$ 9,771	$ 10,033	$ 10,062	$ 10,159	$ 10,265	$ 10,335	$ 10,470		$ 10,492	$ 10,641	$ 10,745	$ 10,948	$ 11,018	$ 11,360	$ 11,045	$ 10,921	$ 10,867	$ 11,119	$ 11,130	$ 11,349	$ 11,565	$ 11,505	$ 10,770	$ 10,896	$ 10,148	$ 10,934	$ 11,252	$ 11,375	$ 11,746	$ 11,221	$ 11,766	$ 11,872	$ 11,663	$ 11,781	$ 11,983	$ 12,278	$ 12,524	$ 12,578	$ 11,966	$ 10,704	$ 11,694	$ 12,146	$ 12,442	$ 13,033	$ 13,604	$ 13,291	$ 13,237	$ 14,404	$ 14,893	$ 14,840	$ 15,267	$ 15,419	$ 16,063	$ 16,063	$ 16,278	$ 16,429	$ 16,647	$ 16,201	$ 16,989	$ 16,807	$ 17,286	$ 16,518	$ 16,321	$ 16,535	$ 15,346	$ 15,356	$ 14,339	$ 15,262	$ 14,702	$ 13,585	$ 14,284	$ 14,893	$ 14,315	$ 15,155	$ 14,817	$ 14,970	$ 15,105	$ 15,144	$ 15,781	$ 16,201	$ 15,984	$ 15,280	$ 14,884	$ 16,020	$ 16,805	$ 16,874	$ 17,412	$ 17,837	$ 17,058	$ 17,671	$ 17,996	$ 18,350	$ 18,696	$ 19,028	$ 18,826	$ 19,700	$ 19,112	$ 19,506	$ 19,327	$ 18,519	$ 18,336	$ 18,949	$ 19,772	$ 20,053	$ 20,470	$ 21,137	$ 21,504	$ 21,574	$ 21,613	$ 21,938	$ 22,028	$ 20,869	$ 22,525	$ 23,291	$ 23,124	$ 23,034	$ 23,560
C000006692
Account Value [Line Items]
Line Graph and Table Measure Name													Class P
Accumulated Value	10,000	10,041	9,849	10,007	10,109	10,353	10,633	10,665	10,773	10,885	10,963	11,108		11,136	11,296	11,407	11,627	11,705	12,070	11,735	11,608	11,552	11,822	11,837	12,072	12,307	12,244	11,464	11,601	10,808	11,648	11,988	12,122	12,517	11,964	12,546	12,662	12,441	12,573	12,791	13,107	13,375	13,434	12,785	11,437	12,500	12,987	13,305	13,940	14,554	14,223	14,166	15,418	15,948	15,896	16,355	16,520	17,215	17,221	17,452	17,619	17,856	17,383	18,231	18,041	18,558	17,738	17,528	17,765	16,491	16,504	15,416	16,409	15,813	14,613	15,372	16,026	15,409	16,318	15,953	16,124	16,273	16,322	17,011	17,466	17,239	16,482	16,061	17,283	18,140	18,216	18,803	19,265	18,428	19,094	19,450	19,836	20,219	20,582	20,367	21,317	20,689	21,115	20,926	20,058	19,862	20,529	21,426	21,733	22,191	22,920	23,321	23,407	23,454	23,813	23,916	22,661	24,463	25,302	25,127	25,033	25,611
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	10,002	9,819	10,183	10,384	10,581	11,001	11,014	11,127	11,284	11,354	11,588		11,623	11,863	12,140	12,512	12,651	13,376	12,883	12,555	12,604	12,907	12,987	13,470	13,909	13,988	13,032	13,297	12,097	13,066	13,486	13,748	14,304	13,395	14,339	14,546	14,315	14,583	14,899	15,440	15,906	15,899	14,591	12,788	14,428	15,115	15,416	16,285	17,455	16,792	16,346	18,135	18,832	18,642	19,156	19,995	21,062	21,209	21,704	22,220	22,895	21,831	23,360	23,198	24,238	22,984	22,295	23,123	21,107	21,146	19,400	21,189	20,325	18,453	19,947	21,062	19,848	21,095	20,581	21,336	21,669	21,763	23,201	23,947	23,566	22,442	21,970	23,977	25,066	25,487	26,848	27,712	26,580	27,898	28,899	29,251	29,960	30,600	30,323	32,102	31,337	32,210	31,790	29,998	29,795	31,670	33,281	34,028	34,718	35,985	36,827	36,918	36,940	37,476	37,191	35,339	39,047	41,102	40,711	40,685	41,793
UBS Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	$ 10,000	$ 10,002	$ 9,819	$ 10,183	$ 10,384	$ 10,581	$ 11,001	$ 11,014	$ 11,127	$ 11,284	$ 11,354	$ 11,588		$ 11,623	$ 11,863	$ 12,140	$ 12,512	$ 12,651	$ 13,376	$ 12,883	$ 12,555	$ 12,604	$ 12,907	$ 12,987	$ 13,470	$ 13,909	$ 13,988	$ 13,032	$ 13,297	$ 12,097	$ 13,066	$ 13,486	$ 13,748	$ 14,304	$ 13,395	$ 14,339	$ 14,546	$ 14,315	$ 14,583	$ 14,899	$ 15,440	$ 15,906	$ 15,899	$ 14,591	$ 12,788	$ 14,428	$ 15,115	$ 15,416	$ 16,285	$ 17,455	$ 16,792	$ 16,346	$ 18,135	$ 18,832	$ 18,642	$ 19,156	$ 19,995	$ 21,062	$ 21,209	$ 21,704	$ 22,220	$ 22,895	$ 21,831	$ 23,360	$ 23,198	$ 24,238	$ 22,984	$ 22,295	$ 23,123	$ 21,107	$ 21,146	$ 19,400	$ 21,189	$ 20,325	$ 18,453	$ 19,947	$ 21,062	$ 19,848	$ 21,095	$ 20,581	$ 21,336	$ 21,669	$ 21,763	$ 23,201	$ 23,947	$ 23,566	$ 22,442	$ 21,970	$ 23,977	$ 25,066	$ 25,487	$ 26,848	$ 27,712	$ 26,580	$ 27,898	$ 28,899	$ 29,251	$ 29,960	$ 30,600	$ 30,323	$ 32,102	$ 31,337	$ 32,210	$ 31,790	$ 29,998	$ 29,795	$ 31,670	$ 33,281	$ 34,028	$ 34,718	$ 35,985	$ 36,827	$ 36,918	$ 36,940	$ 37,476	$ 37,191	$ 35,339	$ 39,047	$ 41,102	$ 40,711	$ 40,685	$ 41,793